DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives
SCHEDULE OF FAIR VALUE MEASUREMENT

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s Backstop Warrant liabilities that are categorized within Level 3 of the fair value hierarchy as of December 31, 2021 and March 22, 2021 is as follows:

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	7,530,000	7,530,000
Stock price	$0.71	$1.93
Volatility	70.0%	85.0%
Risk-free interest rate	1.14%	0.87%
Expected dividend yield	0%	0%
Expected warrant life	4.22 years	5 years

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	1,205,040	1,205,040
Stock price	$0.71	$1.93
Volatility	94.82%	90.2%
Risk-free interest rate	1.15%	0.86%
Expected dividend yield	0%	0%
Expected warrant life	4.22 years	5 years

	December 31, 2021	March 22, 2021

Number of shares underlying the warrants	1,988,316	1,988,316
Stock price	$0.71	$1.40
Volatility	96.58%	113.40%
Risk-free interest rate	0.62%	0.23%
Expected dividend yield	0%	0%
Expected warrant life	1.66 years	2.44 years

SCHEDULE OF FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Derivatives	December 31, 2020	Initial Measurements	Decrease in Fair Value	Translation differences	December 31, 2021

Backstop warrants	$-	$12,854	$(9,489)	$(46)	$3,319
Total	$-	$12,854	$(9,489)	$(46)	$3,319